CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - COMPREHENSIVE (LOSS) INCOME (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
CONDENSED STATEMENTS OF COMPREHENSIVE LOSS
General and administrative expenses	$ (21,856)	¥ (152,160)		¥ (128,331)	¥ (142,721)
Impairment of long-term investments		0		0	(3,690)
Operating loss	(7,339)	(51,095)		(5,144)	(277,937)
Interest income(expense), net	26	181		354	1,430
Other income	5,224	36,367		8,331	(5,303)
Foreign exchange (loss)/ gain	208	1,448		4,200	(11,043)
Loss before income taxes	(6,426)	(44,738)		(25,802)	(311,518)
Income tax expense	(1,144)	(7,967)		(11)	(59,648)
Net loss	(7,570)	(52,705)		(25,813)	(371,166)
Foreign currency translation	(245)	(1,706)		(1,037)	2,748
Unrealized gain/(loss) from available-for-sale investments	0		$ 0		(4,195)
Amounts reclassified from accumulated other comprehensive income					3,290
Total other comprehensive income/(loss) net of tax	(245)	(1,706)		(1,037)	1,843
Comprehensive loss	(7,815)	(54,411)		(26,850)	(369,323)
Parent
CONDENSED STATEMENTS OF COMPREHENSIVE LOSS
General and administrative expenses	(4,630)	(32,232)		(8,551)	(10,986)
Impairment of long-term investments					(3,290)
Operating loss	(4,630)	(32,232)		(8,551)	(14,276)
Interest income(expense), net		(3)		5
Other income	493	3,430		21,662	14,384
Foreign exchange (loss)/ gain	208	1,448		4,200	(11,043)
Share of losses from subsidiaries and consolidated VIEs	(3,492)	(24,314)		(41,734)	(358,226)
Loss before income taxes	(7,421)	(51,671)		(24,418)	(369,161)
Net loss	(7,421)	(51,671)		(24,418)	(369,161)
Foreign currency translation	(245)	(1,706)		(1,037)	2,748
Unrealized gain/(loss) from available-for-sale investments					(4,195)
Amounts reclassified from accumulated other comprehensive income					3,290
Total other comprehensive income/(loss) net of tax	(245)	(1,706)		(1,037)	1,843
Comprehensive loss	$ (7,666)	¥ (53,377)		¥ (25,455)	¥ (367,318)